Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,678,140
Maximum Aggregate Offering Price	$ 25.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.01
Offering Note	1 (a). Relates to common stock, $0.001 par value per share, of Carisma Therapeutics Inc., a Delaware corporation ("Carisma"), issuable to holders of common stock, $0.00001 par value per share, of OrthoCellix, Inc., a Delaware corporation ("OrthoCellix"), in the proposed merger of Azalea Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Carisma, with and into OrthoCellix, with OrthoCellix surviving as a wholly owned subsidiary of Carisma and the surviving company of the merger. The amount of common stock of Carisma to be registered includes the estimated maximum number of shares of common stock of Carisma that are expected to be issued pursuant to the proposed merger, without taking into account the effect of a contemplated reverse stock split of common stock of Carisma and assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 335,355.7827 shares of common stock of Carisma for each outstanding share of common stock of OrthoCellix. 1 (b). Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act of 1933, as amended. OrthoCellix is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares of common stock expected to be issued in the proposed merger is one-third of the aggregate par value of the OrthoCellix securities expected to be exchanged in the proposed merger.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	327,677,643
Maximum Aggregate Offering Price	$ 1,092.26
Amount of Registration Fee	$ 0.17
Offering Note	See Offering Note 1 (a) and 1 (b).